Goodwill	6 Months Ended
Apr. 30, 2022
Intangible assets and goodwill [abstract]
Goodwill
NOTE 9:  GOODWILL

Goodwill by Segment

(millions of Canadian dollars)	Canadian Retail	U.S. Retail 1	Wholesale Banking	Total
Carrying amount of goodwill as at November 1, 2020	$2,846	$14,142	$160	$17,148
Additions (disposals)	40	–	116	156
Foreign currency translation adjustments and other	(62)	(1,008)	(2)	(1,072)

Carrying amount of goodwill as at October 31, 2021 2	$2,824	$13,134	$274	$16,232
Foreign currency translation adjustments and other	30	486	5	521
Carrying amount of goodwill as at April 30, 2022 2	$2,854	$13,620	$279	$16,753

1	Goodwill predominantly relates to U.S. personal and commercial banking.
2	Accumulated impairment as at April 30, 2022 and October 31, 2021 was nil.